Schedule of weighted average remaining term and discount rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease, weighted-average remaining term	8 months 8 days	1 year 3 months
Finance leases, weighted-average remaining term	2 years 3 days	3 years
Operating lease, weighted-average discount rate	5.25%	5.25%
Finance leases, weighted-average discount rate	5.25%	5.25%